DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Derivative [Line Items]
Reclassification to stockholders' equity upon conversion	$ 54,000
Conversion Options [Member]
Derivative [Line Items]
Balance at beginning of year		$ 270,000
Recognition of conversion feature liability		769,000
Recognition of warrant derivative liability		415,000
Reclassification to stockholders' equity upon conversion		(669,000)
Change in fair value of derivative liabilities		(772,000)
Balance at end of year		13,000
Series A Preferred Stock [Member]
Derivative [Line Items]
Reclassification to stockholders' equity upon conversion		150,000
Series A Preferred Stock [Member] | Conversion Options [Member]
Derivative [Line Items]
Balance at beginning of year		270,000
Recognition of conversion feature liability		0
Recognition of warrant derivative liability		0
Reclassification to stockholders' equity upon conversion		(150,000)
Change in fair value of derivative liabilities		(114,000)
Balance at end of year		6,000
Series B Preferred Stock [Member] | Conversion Options [Member]
Derivative [Line Items]
Balance at beginning of year		0
Recognition of conversion feature liability		81,000
Recognition of warrant derivative liability		45,000
Reclassification to stockholders' equity upon conversion		(54,000)
Change in fair value of derivative liabilities		(71,000)
Balance at end of year		1,000
Series B Preferred Stock [Member] | Related Party [Member] | Conversion Options [Member]
Derivative [Line Items]
Balance at beginning of year		0
Recognition of conversion feature liability		220,000
Recognition of warrant derivative liability		118,000
Reclassification to stockholders' equity upon conversion		(220,000)
Change in fair value of derivative liabilities		(117,000)
Balance at end of year		1,000
Series C Preferred Stock [Member]
Derivative [Line Items]
Reclassification to stockholders' equity upon conversion	$ 245,000
Series C Preferred Stock [Member] | Conversion Options [Member]
Derivative [Line Items]
Balance at beginning of year		0
Recognition of conversion feature liability		468,000
Recognition of warrant derivative liability		252,000
Reclassification to stockholders' equity upon conversion		(245,000)
Change in fair value of derivative liabilities		(470,000)
Balance at end of year		$ 5,000